Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year investment	Dec. 31, 2024 USD ($)
EBP, Description of the Plan [Line Items]
Minimum age for plan participation | year	18
Net assets receivable		$ 2,000,000.0
Participant contribution, percentage of annual compensation	100.00%
Automatic deferral rate	3.00%
Retirement age | year	65
Percentage of compensation earned for participants not eligible to participate in pension plan	3.00%
Employer contributions vesting period	5 years
Unallocated forfeitures	$ 3,600,000	$ 1,800,000
Forfeitures used to reduce administrative expenses	100,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing to total account, percentage	50.00%
Primary residence, maximum borrowing term	30 years
Maximum percentage allocated to employer stock Fund	0.20
Minimum
EBP, Description of the Plan [Line Items]
General loan, maximum borrowing term	1 year
Participant loan, interest rate	4.25%
Maximum
EBP, Description of the Plan [Line Items]
General loan, maximum borrowing term	5 years
Participant loan, interest rate	9.50%
Mutual funds
EBP, Description of the Plan [Line Items]
Investments | investment	10
Common Collective Trusts
EBP, Description of the Plan [Line Items]
Investments | investment	17